Financial Risk Management - Market Price Fluctuations - Pre Tax Foreign Exchange (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Investing activities	$ (171.3)	$ 88.8
Underwriting activities	31.6	(74.9)
Foreign currency forward contracts	7.9	(11.1)
Foreign currency net gains (losses) included in pre-tax earnings (loss)	$ (131.8)	$ 2.8